Trade Receivables, Net (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Receivables [Abstract]
Trade receivables, gross	$ 541,064	$ 2,090
Provision for doubtful debts
Trade receivables, net	$ 541,064	$ 2,090